Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows are comprised of the following:

	December 31, 2023		December 31, 2022
Cash and bank balances	Ps.	90,114	Ps.	39,598
Cash equivalents (see Note 3.5)		74,998		43,841
	Ps.	165,112	Ps.	83,439